Description of Business (Details Narrative) - USD ($) $ in Thousands	4 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 21, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 09, 2013
Junior Loan II [Member]
Repayments of Debt		$ 5,000
Navios Partners [Member]
Trading Symbol			NMM
Economic interests			10.30%
Navios Containers [Member]
Ownership percentage of Navios Holdings			0.00%	3.90%
Navios Acquisition [Member]
Ownership percentage of Navios Holdings			0.00%	29.50%
Navios Europe I [Member]
Liquidation date			December 2019
Navios Europe II [Member]
Liquidation date			June 2020
Navios Europe II [Member] | Junior Loan II [Member]
Repayments of Debt	$ 5,000	$ 5,000
Navios Logistics [Member]
Incorporation date			Dec. 17, 2007
Ownership percentage of Navios Holdings			63.80%
Navios Holdings [Member] | Navios Europe I [Member]
Economic interests						47.50%
Voting interests					50.00%
Navios Holdings [Member] | Navios Europe II [Member]
Economic interests			47.50%
Voting interests			50.00%
Navios Acquisition [Member] | Navios Europe I [Member]
Economic interests						47.50%
Voting interests					50.00%
Navios Acquisition [Member] | Navios Europe II [Member]
Economic interests			47.50%
Voting interests			50.00%
Navios Partners [Member] | Navios Europe I [Member]
Economic interests						5.00%
Voting interests					0.00%
Navios Partners [Member] | Navios Europe II [Member]
Economic interests			5.00%
Voting interests			0.00%